Organization and Nature of Business (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Segment reporting
Accumulated losses	$ (803,057,000)	$ (971,481,000)
Cash and cash equivalents	222,996,000	313,278,000
Short-term investments	633,172,000	$ 317,718,000
Unutilized bank borrowing facilities	$ 65,343,000